Goodwill	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill

Note 8 – Goodwill

As of December 31 2021, the value of goodwill of $71,045 was recorded due to acquisition of 51% equity interest of Mercu Tekun Sdn Bhd. Goodwill is not amortized but tested for impairment annually. On December 31, 2022, goodwill re-translated at year end closing rate.

	Year ended Dec 31, 2022	Year ended Dec 31, 2021
	(Audited)	(Audited)
Goodwill	$71,045	$71,045
Foreign exchange translation	$(3,855)	$-
Total Goodwill	$67,190	$71,045